SUP-MULTI-0115

ALLIANCEBERNSTEIN ALL MARKET GROWTH PORTFOLIO (“All Market Growth”)

ALLIANCEBERNSTEIN BOND FUNDS (“Bond Funds”)

-	AllianceBernstein High Income Fund
-	AllianceBernstein Intermediate Bond Portfolio
-	AllianceBernstein Global Bond Fund
-	AllianceBernstein Limited Duration High Income Portfolio
-	AllianceBernstein Unconstrained Bond Fund

ALLIANCEBERNSTEIN CORPORATE SHARES (“Corporate Shares”)

-	AllianceBernstein Corporate Income Shares
-	AllianceBernstein Municipal Income Shares
-	AllianceBernstein Taxable Multi-Sector Income Shares

ALLIANCEBERNSTEIN CREDIT LONG/SHORT PORTFOLIO (“Credit Long/Short”)

ALLIANCEBERNSTEIN EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

ALLIANCEBERNSTEIN EXCHANGE RESERVES (“Exchange Reserves”)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II (“GREIF II”)

ALLIANCEBERNSTEIN GOVERNMENT RESERVES PORTFOLIO (“Government Reserves”)

ALLIANCEBERNSTEIN GOVERNMENT STIF PORTFOLIO (“Government STIF”)

ALLIANCEBERNSTEIN GROWTH FUNDS (“Growth Funds”)

-	AllianceBernstein Growth Fund
-	AllianceBernstein Large Cap Growth Fund
-	AllianceBernstein Concentrated Growth Fund
-	AllianceBernstein Discovery Growth Fund
-	AllianceBernstein Small Cap Growth Portfolio
-	AllianceBernstein Global Thematic Growth Fund
-	AllianceBernstein International Growth Fund

ALLIANCEBERNSTEIN HIGH YIELD PORTFOLIO (“High Yield”)

ALLIANCEBERNSTEIN INFLATION STRATEGIES (“Inflation Strategies”)

-	AllianceBernstein Bond Inflation Strategy
-	AllianceBernstein Municipal Bond Inflation Strategy
-	AllianceBernstein All Market Real Return Portfolio

ALLIANCEBERNSTEIN LONG/SHORT MULTI-MANAGER FUND (“LSMMF”)

ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGY-U.S. (“Market Neutral-U.S.”)

ALLIANCEBERNSTEIN MULTI-MANAGER ALTERNATIVE STRATEGIES FUND (“MMAS”)

ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

-	AllianceBernstein National Portfolio
-	AllianceBernstein High Income Municipal Portfolio
-	AllianceBernstein Arizona Portfolio
-	AllianceBernstein California Portfolio
-	AllianceBernstein Massachusetts Portfolio
-	AllianceBernstein Michigan Portfolio
-	AllianceBernstein Minnesota Portfolio
-	AllianceBernstein New Jersey Portfolio
-	AllianceBernstein New York Portfolio
-	AllianceBernstein Ohio Portfolio
-	AllianceBernstein Pennsylvania Portfolio
-	AllianceBernstein Virginia Portfolio

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS (“Pooling Portfolios”)

-	AllianceBernstein U.S. Value Portfolio
-	AllianceBernstein U.S. Large Cap Growth Portfolio
-	AllianceBernstein International Value Portfolio
-	AllianceBernstein International Growth Portfolio
-	AllianceBernstein Short Duration Bond Portfolio
-	AllianceBernstein Global Core Bond Portfolio
-	AllianceBernstein Bond Inflation-Protection Portfolio
-	AllianceBernstein High Yield Portfolio
-	AllianceBernstein Small-Mid Cap Value Portfolio
-	AllianceBernstein Small-Mid Cap Growth Portfolio
-	AllianceBernstein Multi-Asset Real Return Portfolio
-	AllianceBernstein Volatility Management Portfolio

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES (“Retirement Strategies”)

-	AllianceBernstein 2000 Retirement Strategy
-	AllianceBernstein 2005 Retirement Strategy
-	AllianceBernstein 2010 Retirement Strategy
-	AllianceBernstein 2015 Retirement Strategy
-	AllianceBernstein 2020 Retirement Strategy
-	AllianceBernstein 2025 Retirement Strategy
-	AllianceBernstein 2030 Retirement Strategy
-	AllianceBernstein 2035 Retirement Strategy
-	AllianceBernstein 2040 Retirement Strategy
-	AllianceBernstein 2045 Retirement Strategy
-	AllianceBernstein 2050 Retirement Strategy
-	AllianceBernstein 2055 Retirement Strategy

ALLIANCEBERNSTEIN SELECT US PORTFOLIOS (“Select US Portfolios”)

-	AllianceBernstein Select US Equity Portfolio
-	AllianceBernstein Select US Long/Short Portfolio

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (“Small Cap Value”)

ALLIANCEBERNSTEIN TAX-AWARE FIXED INCOME PORTFOLIO (“Tax-Aware Fixed Income”)

ALLIANCEBERNSTEIN VALUE FUNDS (“Value Funds”)

-	AllianceBernstein Value Fund
-	AllianceBernstein Growth and Income Fund
-	AllianceBernstein Equity Income Fund
-	AllianceBernstein Core Opportunities Fund
-	AllianceBernstein Discovery Value Fund
-	AllianceBernstein Global Real Estate Investment Fund
-	AllianceBernstein International Value Fund
-	AllianceBernstein Global Risk Allocation Fund

ALLIANCEBERNSTEIN WEALTH STRATEGIES (“Wealth Strategies”)

-	AllianceBernstein Wealth Appreciation Strategy
-	AllianceBernstein Balanced Wealth Strategy
-	AllianceBernstein Conservative Wealth Strategy
-	AllianceBernstein Tax-Managed Wealth Appreciation Strategy
-	AllianceBernstein Tax-Managed Balanced Wealth Strategy
-	AllianceBernstein Tax-Managed Conservative Wealth Strategy

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated January 20, 2015 to the following Prospectuses, Summary Prospectuses and Statements of Additional Information, as amended (collectively, the “Prospectuses”):

Fund	Prospectus Date
All Market Growth	July 1, 2014
Bond Funds	January 31, 2014
Corporate Shares	August 29, 2014
Credit Long/Short	May 7, 2014 (Statement of Additional Information dated July 15, 2014)

EMMA	July 31, 2014
Exchange Reserves	January 31, 2014
GREIF II	January 31, 2014
Government Reserves	August 29, 2014
Government STIF	August 29, 2014
Growth Funds	October 31, 2014
High Yield	July 15, 2014

Fund	Prospectus Date
Inflation Strategies	January 31, 2014
LSMMF	September 30, 2014
Market Neutral-U.S.	October 31, 2014
MMAS	July 31, 2014
Municipal Portfolios	January 31, 2014
Pooling Portfolios	December 31, 2014
Retirement Strategies	December 31, 2014
Select US Portfolios	October 31, 2014
Small Cap Value	December 3, 2014
Tax-Aware Fixed Income	December 11, 2013
Value Funds	March 1, 2014
Wealth Strategies	December 31, 2014

*        *        *         *        *

Recently, the Boards of Directors and Boards of Trustees of the Funds approved a proposal to change the name of each of the Funds. Effective as of the date of this Supplement, each Fund’s name will change from “AllianceBernstein         ” to “AB        ”.

The changes to the Funds’ names are being effected as part of a rebranding of the fund complex. The Funds’ investment objectives, strategies or policies will not change as a result of the name changes.

*        *        *        *        *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectuses for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-MULTI-0115

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